CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
12.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, MCE Leisure entered into a lease agreement with Belle Corporation (“Belle”, one of the Philippine Parties as defined in Note 21(a)), as amended from time to time (the “MCP Lease Agreement”), for lease of the land and certain of the building structures for City of Dreams Manila and is expected to expire on July 11, 2033.

Apart from the MCP Lease Agreement, the Group entered into lease agreements with third parties for the lease of certain property and equipment.

The Group made assessments at inception of the leases and capitalized the portion related to property and equipment under capital lease at the lower of the fair value or the present value of the future minimum lease payments.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2016 are as follows:

Year ending December 31,
2017	$33,026
2018	36,140
2019	39,515
2020	43,503
2021	47,944
Over 2021	594,111

Total minimum lease payments	794,239
Less: amounts representing interest	(501,152)

Present value of minimum lease payments	293,087
Current portion	(30,730)

Non-current portion	$262,357